OFFTAKE ARRANGEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
OFFTAKE ARRANGEMENTS

NOTE 7 – OFFTAKE ARRANGEMENTS

The Company maintains four separate offtake supply agreements (the “Offtake Agreements”). All are with stockholders or affiliates of stockholders. Pursuant to the Offtake Agreements, the Company will construct manufacturing plants with specific capacity and product quality requirements within certain timeframes for the manufacture of product for sale to the counterparties to the agreements, and the counterparties will make minimum annual purchases at a set price, subject to adjustments, all as defined in the agreements.

The Offtake Agreements allow the customers to terminate the agreements if specified construction and product delivery requirements are not satisfied. For example, under two of these agreements, if Origin 1 has not commenced commercial operation by December 31, 2021 or Origin has not delivered specified product volume from Origin 1 by September 30, 2022, then the customer may terminate the agreement and any outstanding secured promissory notes resulting from advance payments made to Origin will become due immediately (see Note 8). These outstanding obligations, together with accrued interest, totaled an aggregate of $10,757,361 and $10,706,147 as of March 31, 2021 and December 31, 2020 respectively (see Notes 8 and 10). These agreements also require the Company to pay liquidated damages up to an aggregate of $856,080 if Origin 1 has not commenced commercial operation by December 31, 2020 or the Company has not delivered specified product volume from Origin 1 by September 30, 2021. In September 2020, the counterparties to these agreements agreed to waive compliance with the milestones and their right to liquidated damages until June 30, 2021, in order to facilitate the negotiation of amendment to the agreements, including the milestone achievement dates. A third offtake agreement is terminable by the customer if commercial operation or delivery of product from Origin 1 has not occurred by December 31, 2021.

Origin believes enforcement of the liquidated damages provisions was not probable and expects to secure amendments to these offtake agreements pursuant to its ongoing discussions with these customers. However, Origin cannot guarantee that it will be successful in amending these offtake agreements.

One of the Offtake Agreements provides the counterparty the option, exercisable within one year of the first delivery of product from Origin 1, to enter into a contract to purchase a range of quantities of product from Origin 2 for a maximum term of 10 years. If the option is exercised and the Company directly or indirectly constructs Origin 2, the Company must either enter into an agreement with the counterparty within 90 days or pay a fee. The are no impacts to these unaudited consolidated financial statements from this stipulation.

NOTE 7– OFFTAKE AGREEMENTS

The Company maintains four separate offtake supply agreements (the “Offtake Agreements”). All are with stockholders or affiliates of stockholders. Pursuant to the Offtake Agreements, the Company will construct manufacturing plants with specific capacity and product quality requirements within certain timeframes for the manufacture of product for sale to the counterparties to the agreements, and the counterparties will make minimum annual purchases at a set price, subject to adjustments, all as defined in the agreements.

The Offtake Agreements allow the customers to terminate the agreements if specified construction and product delivery requirements are not satisfied. For example, under two of these agreements, if Origin 1 has not commenced commercial operation by December 31, 2021 or Origin has not delivered specified product volume from Origin 1 by September 30, 2022, then the customer may terminate the agreement and any outstanding secured promissory notes resulting from advance payments made to Origin will become due immediately (see Note 8). These outstanding obligations, together with accrued interest, totaled an aggregate of $10,706,147 as of December 31, 2020 (see Notes 8 and 10). These agreements also require the Company to pay liquidated damages up to an aggregate of $856,080 if Origin 1 has not commenced commercial operation by December 31, 2020 or the Company has not delivered specified product volume from Origin 1 by September 30, 2021. In September 2020, the counterparties to these agreements agreed to waive compliance with the milestones and their right to liquidated damages until June 30, 2021, in order to facilitate the negotiation of amendment to the agreements, including the milestone achievement dates. A third offtake agreement is terminable by the customer if commercial operation or delivery of product from Origin 1 has not occurred by December 31, 2021.

Origin believes enforcement of the liquidated damages provisions was not probable and expects to secure amendments to these offtake agreements pursuant to its ongoing discussions with these customers. However, Origin cannot guarantee that it will be successful in amending these offtake agreements.

One of the Offtake Agreements provides the counterparty the option, exercisable within one year of the first delivery of product from Origin 1, to enter into a contract to purchase a range of quantities of product from Origin 2 for a maximum term of 10 years. If the option is exercised and the Company directly or indirectly constructs Origin 2, the Company must either enter into an agreement with the counterparty within 90 days or pay a fee. The are no impacts to these financial statements from this stipulation.